Offerings - Offering: 1	Feb. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	781,358
Proposed Maximum Offering Price per Unit	94.66
Maximum Aggregate Offering Price	$ 73,963,348.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,214.34
Offering Note	(1) In connection with the closing of the transactions contemplated by that certain Agreement and Plan of Merger, dated as of November 5, 2025 (the "Merger Agreement" and the effective time of such closing, the "Effective Time"), by and among Forge Global Holdings, Inc. ("Forge"), Ember-Falcon Merger Sub, Inc. and The Charles Schwab Corporation (the "Registrant"), the Registrant assumed (i) the Amended and Restated Forge Global Holdings, Inc. 2025 Inducement Plan (the "2025 Plan") and (ii) the Forge Global Holdings, Inc. 2022 Stock Option and Incentive Plan (the "2022 Plan"). The Registration Statement on Form S-8 to which this Exhibit 107 is attached (the "Registration Statement") registers 781,358 shares of common stock, par value $0.01 per share, of the Registrant (the "Common Stock"), including (i) 122,356 shares of Common Stock that may be issuable upon the vesting or settlement of restricted stock unit awards or performance stock unit awards granted under the 2025 Plan and (ii) 659,002 shares of Common Stock that may be issuable upon the vesting or settlement of restricted stock unit awards or performance stock unit awards granted under the 2022 Plan. (2) The proposed maximum offering price per share and maximum aggregate offering price for the shares of Common Stock covered by this Registration Statement have been estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated in accordance with Rule 457(c) and Rule 457(h) promulgated thereunder, using the average of the high and low prices per share of the common stock, par value $0.01 per share, of The Charles Schwab Corporation as reported on the New York Stock Exchange on February 25, 2026 ($94.66 per share), which date is within five business days of the filing of this Registration Statement.